12. Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment of intangibles	$ 0	$ 0	$ 1,235
Amortization expense for other intangible assets	300	302	467
Customer Relationships [Member]
Impairment of intangibles	$ 0	$ 0	$ 1,235